INCOME TAXES	12 Months Ended
Dec. 31, 2024
INCOME TAXES
INCOME TAXES

14.          INCOME TAXES

Cayman Islands

The Company and Ezbuy Holding Co., Limited (“Ezbuy”) are two tax-exempted companies incorporated in the Cayman Islands and are not subject to tax on income or capital gains.

Hong Kong

Light In The Box, Lanting International, LT ecommerce, Ezbuy HK, Yourstore and My Wardrobe are located in Hong Kong and subject to Hong Kong profits tax at 16.5% with respect to the profit generated from Hong Kong. It is exempted from income tax on its foreign-derived income and there are no withholding taxes in Hong Kong on remittance of dividends. A two-tiered profits tax rates regime was introduced since year 2018 where the first HK$2,000,000 of assessable profits earned by a company will be taxed at half of the current tax rate (8.25%) whilst the remaining profits will continue to be taxed at 16.5%. There is an anti-fragmentation measure where each group will have to nominate only one company in the group to benefit from the progressive rates. The Group did not make any provisions for Hong Kong profit tax as there were no assessable profits derived from or earned in Hong Kong for any of the years presented.

PRC

The Company’s subsidiaries in the PRC are subject to the statutory rate of 25%, in accordance with the Enterprise Income Tax law (the ‘‘EIT Law’’), which was effective since January 1, 2008, except for the following entities eligible for preferential tax rates.

Under the EIT Law, if an entity is certified as a “High and New Technology Enterprise” (“HNTE”), it is entitled to a preferential income tax rate of 15%. Shanghai Lanting was eligible to a tax rate of 15% from 2022 to 2024. Shanghai Lanting is renewing the certificate for the next three years.

Light In The Box (Chengdu) Technology Co. Limited was qualified as a software enterprise which allows it to utilize a two-year 100% exemption for 2018 and 2019 followed by a three-year half-reduced EIT rate effective for years from 2020 to 2022.

Singapore

Ching International service PTE.LTD, Avant E-Commerce Service PTE.LTD and Avant Logistic Service PTE.LTD are located in Singapore and are subject to 17% statutory income tax rate with respect to the profit generated from Singapore, with 75% exemption on the first SGD 10,000 of taxable income and further 50% exemption on the next SGD 190,000 of taxable income.

The components of (loss) / income before income tax are as follows:

	Years ended December 31,
	2022	2023	2024

Cayman Islands	$(2,411)	$(1,635)	$(1,288)
Hong Kong SAR	(66,872)	(9,307)	(3,887)
PRC, excluding Hong Kong SAR, and other countries	(6)	1,392	2,647
Total	$(69,289)	$(9,550)	$(2,528)

The income tax (benefit) / expense comprises:

	Years ended December 31,
	2022	2023	2024

Current income tax (benefit) / expense	$(12,300)	$—	$9
Deferred income tax (benefit) / expense	(407)	40	(48)
Total	$(12,707)	$40	$(39)

The principal components of the deferred tax assets and liabilities are as follows:

	As of December 31,
	2023	2024

Deferred tax assets:
Allowance for credit losses	$154	$158
Write-down for inventory	111	18
Lease liabilities	876	1,538
Net operating loss carry forwards	34,665	36,108
Gross deferred tax assets	35,806	37,822
Less: Valuation allowance	(34,500)	(36,017)
Total deferred tax assets, net	$1,306	$1,805

Deferred tax liabilities:
Property and equipment, net	$(151)	$(100)
Acquired intangible assets	(433)	(268)
Operating lease ROU assets	(876)	(1,538)
Total deferred tax liabilities	$(1,460)	$(1,906)
Net deferred tax assets	—	—
Net deferred tax liabilities	$(154)	$(101)

As of December 31, 2024, the accumulated tax losses of subsidiaries incorporated in PRC, Hong Kong SAR, Singapore and other regions, subject to the agreement of the relevant tax authorities, of $37,086, $188,149, $6,698 and $675, respectively, are allowed to be carried forward to offset future taxable profits. The carry forward of tax losses in Hong Kong and Singapore generally have no time limit, while the tax loss in PRC will expire, if unused, in the years ending December 31, 2025 through 2029, and for the entity qualified as HNTE will expire, if unused, in the years ending December 31, 2030 through 2034.

The Group plans to indefinitely reinvest the undistributed earnings of its subsidiaries. As of December 31, 2024, all of the earnings distributable by our subsidiaries in China were reserved for permanent reinvestment in China, and no withholding tax has been accrued.

The Group’s valuation allowance is considered on each individual subsidiary. The Group has recognized the valuation allowance against deferred tax assets as the Group believes that it is more likely than not that its deferred tax assets will not be realized as it does not expect to generate sufficient taxable income in the near future.

Movement of valuation allowance

	Years ended December 31,
	2023	2024
Balance at beginning of the period	$30,324	$34,500
Additions	4,210	1,517
Decrease related to subsidiaries’ cancellation	(34)	—
Balance at end of the period	$34,500	$36,017

Reconciliation between the expense or benefit of income taxes computed by applying the PRC income tax rate to loss before income tax and the actual provision for income taxes is as follows:

	Years ended December 31,
	2022	2023	2024

Loss before income tax	$(69,289)	$(9,550)	$(2,528)
Statutory income tax rate in the PRC	25%	25%	25%
Income tax expense at statutory tax rate	(17,322)	(2,387)	(632)
Non-deductible expenses	982	129	77
Non-deducible impairment loss	14,021	—	—
Statutory expense	(203)	(293)	(101)
R&D super deduction	(2,392)	(2,904)	(1,700)
Effect of preferential tax rates	344	(86)	50
Effect of income tax rate differences in jurisdictions other than the PRC	1,311	1,151	468
Deferred tax expense	(415)	—	—
Prior year true up	(157)	(71)	88
Unrecognized tax benefits-Fin 48	(12,302)	—	—
Changes in valuation allowances	3,426	4,501	1,711
Income tax (benefit) / expense	$(12,707)	$40	$(39)

Unrecognized Tax Benefits

As of December 31, 2023 and 2024, there were unrecognized tax benefits of $107 and $107, respectively.

During the year ended December 31, 2022, the unrecognized tax benefits of $13,067 related to an investment transfer was reversed as the subsidiary that transferred the investment had been closed and received the tax clearance certificate.

A roll-forward of unrecognized tax benefits is as follows:

	Years ended December 31,
	2022	2023	2024

Beginning balance	$13,101	$107	$107
Additions	73	—	—
Decreases	(13,067)	—	—
Ending balance	$107	$107	$107

During the years ended December 31, 2022, 2023 and 2024, the Group recorded insignificant late payment interest expense as part of income tax expense and did not incur any penalties. As of December 31, 2023 and 2024, accumulated interest expense recorded by the Group was $107 and $107, respectively.

The Company and its subsidiaries’ major tax jurisdictions are Hong Kong, PRC, and Singapore. Income tax returns of the Company and its subsidiaries remain open and subject to examination by the local tax authorities of Hong Kong, PRC and Singapore until the statute of limitations expire in each corresponding jurisdiction. The statute of limitations in Hong Kong, PRC and Singapore are between four and six years.